Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation:

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with Securities and Exchange Commission (“SEC”)’s Regulation S-X. As permitted under those rules, certain footnotes and other financial information that are normally required by generally accepted accounting principles in the United States ( “U.S. GAAP”) can be condensed or omitted. These financial statements reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of its financial position as of and for the periods presented. These condensed consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2023. The results of operations for the six months ended June 30, 2024, are not necessarily indicative of results that could be expected for the 2024 fiscal year or any other interim period or for any other future year. All intercompany transactions and balances have been eliminated in consolidation.

A.	Basis of presentation:

The Group’s financial statements have been prepared in accordance with US Generally Accepted Accounting Principles (“US GAAP”). Prior to 2023, the Company prepared its financial statements in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), as permitted in the United States (“U.S.”) based on the Company’s status as a foreign private issuer as defined by the U.S. Securities and Exchange Commission (the “SEC”). In December 2023, the Company decided to adopt the US GAAP to better accommodate with the expectation of the US based investors and capital markets.

Use of estimates in the preparation of financial statements
C.	Use of estimates in the preparation of financial statements:

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Estimates are primarily used for, but not limited to, valuation of share-based compensation, useful lives of property, plant and equipment and royalty liabilities. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial position or results of operations.

B.	Use of estimates in the preparation of financial statements:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Estimates are primarily used for, but not limited to, valuation of share-based compensation, useful lives of property, plant and equipment and royalty liabilities. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial position or results of operations.

Principles of consolidation
C.	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Brenmiller Energy Ltd. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Functional and presentation currency
D.	Functional and presentation currency:

Since inception throughout 2023, the functional currency of the Parent Company’s financial statements is the New Israeli Shekel (NIS). The Group’s presentation currency as used in these consolidated financial statements is the US Dollar ($).

See Note 13C concerning the expected change in functional currency from Israeli shekels to U.S. dollars.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.

Presentation currency

The results and financial position from the Parent Company’s functional currency or the functional currency of its subsidiaries are translated into the presentation currency using the following procedures: assets and liabilities for each financial position presented are translated at the closing rate at the date of that financial position. Income and expenses for each statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and all resulting exchange differences are recognized in other comprehensive income. Such exchange differences arising on translation to the presentation currency will not be reclassified to profit or loss.

Cash, cash equivalents and restricted cash deposits
E.	Cash, cash equivalents and restricted cash deposits

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash. Restricted cash consists primarily of bank deposits to secure obligations under our operating lease agreements. Restricted cash is presented at cost, including accrued interest, and is classified as current or non-current based on the remaining term of the restriction.

Accounts receivable
F.	Accounts receivable

Accounts receivable balances are due from customers that receive engineering services or enter into projects with the Company for the installation of TES systems. Contracts with customers are entered into based on evaluation of a customer’s financial condition and typically include customers with high credit rating. Trade accounts receivable from sales of services or systems are typically due within 60 days from reaching the agreed milestone between the parties. Accounts receivable have been reduced by an allowance for current expected losses. The estimate is a result of the Company’s ongoing evaluation of collectability, customer credit worthiness, historical levels of credit losses, and future expectations. Write-off activity and recoveries for the periods presented were not material. See also Note 2V.

Accounts receivable have been reduced by an allowance for current expected losses. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Write-off activity and recoveries for the periods presented were not material.

See also Note 2V.

Allowance for credit losses
G.	Allowance for credit losses

The Company performs an analysis of potential credit losses related to its financial instruments. Such instruments are primarily cash and cash equivalents, restricted deposits and receivables, based on class of financing receivables which share the same or similar risk characteristics such as customer type and geographic location, among others. The Company estimates the expected credit losses by applying the related corporate default rate which corresponds to the credit rating of the specific customer.

As of December 31, 2023 and 2022, the Company has one individual customer that exceeds 10% of receivables.

The Company places its cash and cash equivalents, bank deposits and restricted deposits in high credit quality financial institutions. In general, customers are not required to provide collateral or any other security to support accounts receivable but are required to make advances with the advancement of projects.

Current expected credit loss expense is $380 thousand, $NIL thousand and $NIL thousand for the years ended December 31, 2023, 2022 and 2021 respectively.

Inventories
H.	Inventories

Inventory is measured at the lower of cost and net realizable value.

Inventory costing is based on the first-in-first-out method. In the case of purchased goods and work in process, costs include raw materials, direct labor, share based compensation and other direct costs and fixed production overheads (based on the normal operating capacity of the production facilities).

Net realizable value is the estimated selling price in the ordinary course of business, less attributable selling expenses.

Property, plant and equipment
I.	Property, plant and equipment

Property, plant and equipment items (including leasehold improvements) are initially recognized at cost of acquisition or construction, less relevant government investment grants and accumulated depreciation and impairment.

The cost of self-constructed assets includes the cost of the direct materials, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Repairs and maintenance are charged to the statement of comprehensive loss during the period in which they are incurred.

The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Annual rates of depreciation are as follows:

Plant	10-14 years
Computers and equipment	3 years
Leasehold improvements	Over the shorter of the lease term, or useful life 5-10 years
Furniture and equipment	7-16 years
Vehicles	7 years

Gains and losses on disposals are determined by comparing proceeds with the associated carrying amount. These are included in the statements of comprehensive loss .

Research and development
J.	Research and development

Research and development expenses include costs associated with the maintenance and ongoing development of the Company’s TES units and technology, including compensation and employee benefits and allocated costs associated with our research and development department. Research and development expenses are expensed as incurred.

Impairment of long-lived assets
K.	Impairment of long-lived assets

Long lived assets held and used by the Company are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values. Based on our review, we recorded impairment charges of $ NIL thousand for the year ended December 31, 2023, and impairment charge of $704 thousand for the year ended December 31, 2022 related to the write down of old production line.

Government grants
L.	Government grants

Government grants, which are received from Israeli government agencies and ministries, from the BIRD Foundation and NYPA (in a combined agreement – see Note 11), as participation in research and development that is conducted by the Company, are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance that the grant will be received. Grants are recognized as a deduction from research and development expenses as the applicable costs are incurred, and presented in research and development expenses, net, except for amounts attributed to royalties that are probable to be paid therefor at time of the grant recognition.

Research and development expenses, net for the years ended December 31, 2023, 2022 and 2021, include participation in research and development expenses in the amount of approximately $92 thousand, $275 thousand and $1,266 thousand, respectively.

Loss Contingencies
M.	Loss Contingencies

The Company may be involved, from time to time, in various claims and legal proceedings that arise in the ordinary course of business. The Company recognizes a liability when it is probable that a loss has incurred and can reasonably estimate the loss. The Company regularly evaluates current information to determine whether it should adjust a recorded liability or record a new one. As of December 31, 2023, no such claims or proceedings are pending against the Company.

Fair value measurements
N.	Fair value measurements

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs that are used when little or no market data is available.

The carrying amount of the cash and cash equivalents, restricted deposits, trade receivable, trade payables, accrued expenses and EIB loan, approximates their fair value.

As of December 31, 2023 and 2022, the company has no financial instruments measured at fair value.

Loss per share
O.	Loss per share

Basic loss per share is computed by dividing net income or loss, by the weighted-average number of Ordinary Shares outstanding during the year, including prefunded warrants with token exercise price (“penny” warrants). Diluted loss per share is based on the weighted average number of Ordinary Shares used for basic computation, as the inclusion of any potential Ordinary Shares in the reported years would be anti-dilutive.

Potentially dilutive Ordinary Shares result from the assumed exercise of options and warrants, using the “treasury stock” method, and the assumed vesting of restricted shares.

Share-based payment
P.	Share-based payment

The Company measures all share-based awards, including share options, restricted shares (“RS”) and restricted share units (“RSUs”), based on their estimated fair value on the grant date for awards to our employees, directors and service providers.

The Company uses the Black-Scholes pricing model to determine the fair values of share options. The option pricing model requires the input of highly subjective assumptions, including the expected share price volatility and expected term. Any changes in these highly subjective assumptions would significantly impact the share-based compensation expense. We measure the fair value of RSs and RSUs based on the grant-date share price of the underlying ordinary share.

Share-based compensation expenses for options and RSUs are recognized using the accelerated attribution method, over the requisite service period (primarily a four or three years period for share options and one year for RSUs), net of estimated forfeitures. See Note 10 for further information.

Revenue recognition
Q.	Revenue recognition:

Revenues are recognized in accordance with ASC 606; revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the customers, in an amount that the Company expects in exchange for those goods or services.

The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the performance obligation is satisfied.

Deferred revenue is mainly comprised of payment made on completion of certain milestones, prior to final delivery, or up-front fees. Amounts are recorded as accounts receivable when the Company’s right to consideration is unconditional. The Group’s contract liabilities from contracts with customers consist primarily of deferred revenue.

(1)	Revenue from sale of TES units

The Company manufactures and sells TES units based on the development and its technological know-how and patents. The Group sells the TES units as a finished product.

The sale of TES units is recognized at a point in time when the Group delivers the product to the customer. Delivery of the TES units does not occur until the products have been sent to the specified location, and the customer has received the products in accordance with the contract of sale and the Group has objective evidence that all the criteria for receipt have been met.

(2)	Revenue from rendering engineering services

The Company provides, from time to time, ancillary engineering services in connection with the potential sale of the TES units. Revenue from the provision of such services is recognized in accordance with milestones performed.

(3)	Revenue from licensing agreement

The Company grants, at its discretion, rights for production and / or distribution of the TES units in various countries around the world.

The granting of these rights can entitle the Company to revenue, either from payment for production license and its use, and/or royalty income generated from the sale of the storage units by the entity that received the production and distribution rights. Income from production license is recognized when the relevant know-how is transferred to the licensee; royalties are recognized upon sale of units.

Leases
R.	Leases:

The Group leases buildings, offices and vehicles under operating leases. Lease agreements are for a period of between 3 and 5 years, which includes extension options.

Commencing January 1, 2022, the Company adopted ASU No. 2016-02, Leases (Topic 842),“Leases” for the first time, using the modified retrospective approach, which allows it to apply the new standard as of the beginning of the year of adoption without restating prior periods. Accordingly, the Company recognized in its statement of financial position as of January 1, 2022, its operating lease liabilities measured at the present value of the remaining lease payments, discounted using its incremental borrowing rate as of that date, amounting to $2,117 thousand, and recognized its right-of-use (“ROU”) assets at an amount equal to the lease liabilities. Following this adoption, the Company determines if an arrangement is a lease at inception, and recognizes ROU assets and current and non-current operating lease liabilities in the consolidated statements of position. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will either exercise or not exercise the option to renew or terminate the lease. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined, in which case the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date.

Subsequent to this adoption, the Company recognizes a single lease expense on a straight-line basis over the lease term and reduces the lease liabilities by the payments made. ROU asset amortization, referred to as non-cash lease expense, along with the change in the operating lease liabilities are separately presented within the cash flows from operating activities on the consolidated statements of cash flows.

Lease liabilities and right-of-use assets are remeasured when there is a change in the lease term or the lease payments.

Prior to 2022, operating leases were not recognized on the statement of position (lease expense was recognized over the lease term).

Retirement and Severance Pay
S.	Retirement and Severance Pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month’s salary for each year of employment, or a portion thereof.

The Company’s liability for severance pay is covered by the provisions of Section 14 of the Israeli Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed by the Company on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as assets on the consolidated statements of position.

The expenses recognized in 2023, 2022 and 2021 in relation to these contributions were $266 thousand, $ 328 thousand and $ 299 thousands, respectively.

Income Taxes
T.	Income Taxes

Income taxes are recognized using the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. The Company has provided a full valuation allowance with respect to its deferred tax assets.

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained on examination. If this threshold is met, the second step is to measure the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate settlement.

Segments
U.	Segments

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined that it operates in one operating segment and one reportable segment, as its chief operating decision maker reviews financial information presented only on a consolidated basis for purposes of allocating resources and evaluating financial performance.

New Accounting Pronouncements
E.	New Accounting Pronouncements

ASU 2023-09—Income Taxes (Topic 740), effective for the Company for annual periods commencing on or after December 15, 2025, and ASU 2023-07—Segment Reporting (Topic 280), effective annual periods commencing on or after December 15, 2023, and for interim periods, on or after December 15, 2024, will require improvements to Income Tax and Reportable Segment disclosures. These are not expected to have a material effect on the consolidated financial statements as a result of their future adoption.

V.	New Accounting Pronouncements

Accounting pronouncements adopted in the current year

Commencing January 1, 2023, the Company adopted ASU No. 2016-13, Financial Instruments—Credit Losses (“Topic 326”): Measurement of Credit Losses on Financial Instruments to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. The impact of adoption of the new standard on the consolidated financial statements was immaterial.

As to the adoption, for the first time of ASU No. 2016-02, Leases (Topic 842), “Leases” – see R. above.

Newly issued and not yet adopted accounting pronouncements:

ASU 2023-09—Income Taxes (Topic 740) and ASU 2023-07—Segment Reporting (Topic 280), will require improvements to Income Tax and Reportable Segment disclosures. These are not expected to have a material effect on the consolidated financial statements as a result of their future adoption.

Change in functional currency
B.	Change in functional currency

Effective January 1, 2024 the Company changed its functional currency to the U.S. dollar from the New Israel Shekel (“NIS”). Prior to this change, the Group’s presentation currency used in its consolidated financial statements was the U.S. Dollar ($), while translation differences from NIS were carried to “Other Comprehensive Income or Loss”.

This change was based on the assessment by the Company’s management, that the dollar has become the primary economic environment in which the Company operates, after considering several factors and changes in circumstances in 2023 including inter alia: the commercialization of the Company’s products, changes in the composition of its cost of sales, available funds are mainly denominated in U.S. dollars, and the fact that the Company’s principal source of financing, following the delisting of its shares from trading in TASE, is derived from the U.S. capital markets (Note 5A), and all of the Company’s budgeting is conducted mainly in U.S. dollars. The change in functional currency was accounted for prospectively.

The change in functional currency to the U.S. dollar resulted inter-alia in a reclassification of the Company’s certain equity-classified warrants (whose fair value as of January 1, 2024 was $1,649 thousand), to liabilities due to their NIS-denominated exercise price. See also Note 5A, as to changes in the currency of exercise price made during the reporting period.

Concentration of Credit Risk
D.	Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of trade and other receivables, and cash, cash equivalents and restricted deposits held at financial institutions.

The Company places its cash and cash equivalents, bank deposits and restricted deposits in high credit quality financial institutions. In general, customers are not required to provide collateral or any other security to support accounts receivable but are required to make advances with the advancement of projects.

Current expected credit loss expense is $289 thousand and $NIL. thousand, for the six month periods ended June 30, 2024 and 2023, respectively.